Purchased Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Carrying Value of Intangible Assets

The carrying value of intangible assets is as follows (in thousands):

	September 29, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Amount	Useful life (Years)
Existing technology	$14,825	$(13,988)	$837	3
Customer relationships	8,216	(8,216)	—	—

	$23,041	$(22,204)	$837

	December 30, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Amount	Useful life (Years)
Existing technology	$14,825	$(13,629)	$1,196	3
Customer relationships	8,216	(7,883)	333	4

	$23,041	$(21,512)	$1,529

The carrying amount of intangible assets is as follows (in thousands):

	December 30, 2012			Useful Life (Years)
	Gross Carrying Amount	Accumulated Amortization	Net Amount
Existing technology	$14,825	$(13,629)	$1,196	3
Customer relationships	8,216	(7,883)	333	4

	$23,041	$(21,512)	$1,529

	January 1, 2012			Useful Life (Years)
	Gross Carrying Amount	Accumulated Amortization	Net Amount
Existing technology	$13,390	$(12,057)	$1,333	3
Customer relationships	8,216	(7,382)	834	4
In-process research and development	1,435	—	1,435	*

	$23,041	$(19,439)	$3,602

*	Technical feasibility of IPR&D had not been reached as of January 1, 2012.